Debt - Additional Information (Detail) € in Millions, $ in Millions	1 Months Ended												12 Months Ended
	Nov. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Sep. 30, 2014 EUR (€)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 EUR (€)	Oct. 31, 2013 USD ($)	Apr. 30, 2013 USD ($)	Oct. 31, 2012 USD ($)	Nov. 30, 2011 USD ($)	Mar. 31, 2011 EUR (€)	Jun. 30, 2010 USD ($)	Jan. 31, 1996 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Nov. 30, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Debt Instrument [Line Items]
Credit facility | $													$ 3,000
Weighted-average interest rate on consolidated debt													3.30%	3.70%		3.70%
5.250% CIFE Notes [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount										€ 10,000
5.250% CIFE Notes [Member] | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount										€ 1,000
Bonds, maturity year										2015
Bonds, interest rate										5.25%
6.250% CIFE Notes [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount										€ 10,000
6.250% CIFE Notes [Member] | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount										€ 1,200
Bonds, maturity year										2018
Bonds, interest rate										6.25%
6.250% CIFE Notes [Member] | CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount | $									$ 500
Bonds, maturity year									2016
Bonds, interest rate									6.25%
2.750% Notes [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount					€ 10,000
2.750% Notes [Member] | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount					€ 1,000
Bonds, maturity year					2019
Bonds, interest rate					2.75%
2.875% Senior Notes [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount			€ 10,000
2.875% Senior Notes [Member] | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount			€ 700
Bonds, maturity year			2021
Bonds, interest rate			2.875%
3.500% Senior Notes [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount															€ 10
3.500% Senior Notes [Member] | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] | Global Medium Term Note Programme [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount															€ 100
Bonds, maturity year	2025
Bonds, interest rate	3.50%														3.50%
Seven Point Two Five Percent Senior Notes [Member] | Case Corp. (now CNH Industrial America LLC) [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount | $												$ 254
Bonds, maturity year												2016
Bonds, interest rate												7.25%
Debt, redemption description													The 7.250% Senior Notes were redeemable in whole or in part at any time at the option of CNH Industrial America LLC at a price equal to the greater of (i) 100% of the principal amount of the notes being redeemed or (ii) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the date of redemption on a semi-annual basis at the Treasury Rate (as defined in the notes) plus 20 basis points.
Seven Point Two Five Percent Senior Notes [Member] | Case Corp. (now CNH Industrial America LLC) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt, redemption price as a percentage of principal amount												100.00%
7.875% Senior Notes [Member] | Case New Holland Industrial Inc. (formerly Case New Holland Inc.) [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount | $											$ 1,500
Bonds, maturity year											2017
Bonds, interest rate											7.875%
Debt, redemption price as a percentage of principal amount											100.00%
3.875% Notes [Member] | CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount | $		$ 600						$ 750
Bonds, maturity year		2018						2015
Bonds, interest rate		3.875%						3.875%
3.625% Notes [Member] | CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount | $							$ 600
Bonds, maturity year							2018
Bonds, interest rate							3.625%
3.250% Notes [Member] | CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount | $						$ 500
Bonds, maturity year						2017
Bonds, interest rate						3.25%
3.375% Notes [Member] | CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount | $				$ 500
Bonds, maturity year				2019
Bonds, interest rate				3.375%
4.375% Notes [Member] | CNH Industrial Capital LLC (formerly CNH Capital LLC) [Member]
Debt Instrument [Line Items]
Revolving credit facility, amount | $	$ 600
Bonds, maturity year	2020
Bonds, interest rate	4.375%														4.375%
Revolving Credit Facility [Member] | New Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, term														5 years
Revolving credit facility, amount														$ 2,100		€ 1,750
Debt instrument, EBITDA to interest ratio, minimum														3		3
Revolving Credit Facility [Member] | Old Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, term														3 years
Revolving credit facility, amount																€ 2,000
Debt instrument, maturity date														Feb. 29, 2016